Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Contingency [Line Items]
No uncertain tax positions	$ 0	$ 0
Accrued interest related to unrecognized tax benefits	0	0
Accrued penalties related to unrecognized tax benefits	0	$ 0
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards	900,000
U.S
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 500,000
U.S | Earliest Tax Year
Income Tax Contingency [Line Items]
Investment tax credits expiration year	2039
Canadian
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 68,500,000
Investment tax credits	$ 1,800,000
Canadian | Earliest Tax Year
Income Tax Contingency [Line Items]
Net operating loss carryforwards expiration year	2031
Investment tax credits expiration year	2028
Canadian | Latest Tax Year
Income Tax Contingency [Line Items]
Net operating loss carryforwards expiration year	2043
Investment tax credits expiration year	2043
Canadian | Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 71,900,000
Canadian | Federal | Earliest Tax Year
Income Tax Contingency [Line Items]
Net operating loss carryforwards expiration year	2028
Canadian | Federal | Latest Tax Year
Income Tax Contingency [Line Items]
Net operating loss carryforwards expiration year	2043